Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 19,036	$ 11,146	$ 47,044	$ 13,709
Cost of sales	29,402	23,890	109,621	30,669
Other operating costs	4,389	2,099	26,789	16,981
Loss from operations	(14,755)	(14,843)	(89,366)	(33,941)
Interest expense - Note 9	(4,449)	(19,887)	(43,458)	(64,846)
Fair value adjustment to Warrants - Note 19	9,493	0	(3,767)	0
Interest income	23	112	199	797
Loss before reorganization items and income taxes			(136,392)	(97,990)
Reorganization items			0	(905)
Loss before income taxes	(9,688)	(34,618)	(136,392)	(98,895)
Assets	222,902		232,626	134,637
Hycroft Mine
Segment Reporting Information [Line Items]
Revenues	19,036	11,146	47,044	13,709
Cost of sales	29,402	23,890	109,621	30,669
Other operating costs	595	93	5,705	10,909
Loss from operations	(10,961)	(12,837)	(68,282)	(27,869)
Interest expense - Note 9	0	(85)	(141)	(786)
Fair value adjustment to Warrants - Note 19	0	0	0	0
Interest income	23	112	199	797
Loss before reorganization items and income taxes			(68,224)	(27,858)
Reorganization items			0	0
Loss before income taxes	(10,938)	(12,810)	(68,224)	(27,858)
Assets			177,298	119,789
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Cost of sales	0	0	0	0
Other operating costs	3,794	2,006	21,084	6,072
Loss from operations	(3,794)	(2,006)	(21,084)	(6,072)
Interest expense - Note 9	(4,449)	(19,802)	(43,317)	(64,060)
Fair value adjustment to Warrants - Note 19	9,493	0	(3,767)	0
Interest income	0	0	0	0
Loss before reorganization items and income taxes			(68,168)	(70,132)
Reorganization items			0	(905)
Loss before income taxes	$ 1,250	$ (21,808)	(68,168)	(71,037)
Assets			$ 55,328	$ 14,848